Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal exchange rates used to translate other currencies
The principal exchange rates used to translate other currencies into Euro were as follows:

	2020		2019		2018
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (U.S.$)	1.142	1.227	1.119	1.123	1.181	1.145
Brazilian Real (BRL)	5.894	6.374	4.413	4.516	4.308	4.444
Chinese Renminbi (CNY)	7.875	8.023	7.735	7.821	7.808	7.875
Canadian Dollar (CAD)	1.530	1.563	1.485	1.460	1.529	1.561
Mexican Peso (MXN)	24.519	24.416	21.557	21.220	22.705	22.492
Polish Zloty (PLN)	4.443	4.560	4.298	4.257	4.261	4.301
Argentine Peso (ARS)(1)	103.043	103.043	67.258	67.258	43.074	43.074
Pound Sterling (GBP)	0.890	0.899	0.878	0.851	0.885	0.895
Swiss Franc (CHF)	1.071	1.080	1.112	1.085	1.155	1.127
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(1) From July 1, 2018 onwards, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentinian Peso as the functional currency were translated using the spot rate at the end of the period.

Disclosure of depreciation rates for property, plant and equipment
During the years ended December 31, 2020, 2019 and 2018, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 10%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

Disclosure of sensitivity analysis for actuarial assumptions
At December 31, 2020, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

Effect on pension benefit obligation increase/(decrease) in Net liability
( € million)
10 basis point decrease in discount rate	301
10 basis point increase in discount rate	(294)
At December 31, 2020, the effect of a decrease or increase in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	30	40
10 basis point / (100 basis point for TFR) increase in discount rate	(30)	(35)
100 basis point decrease in health care cost trend rate	(36)	—
100 basis point increase in health care cost trend rate	44	—